SUPPLEMENTAL CONSOLIDATED AND COMBINED STATEMENTS OF INCOME - USD ($)					1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 22, 2015	Jul. 21, 2015	Apr. 23, 2015	Jan. 26, 2015	Dec. 31, 2014	Nov. 18, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue
Rental revenue							$ 19,634,366	$ 15,702,163	$ 21,401,328	$ 16,656,870	$ 7,707,106
Interest income on receivables							605,180	522,994	709,030	742,185	356,348
Total revenue					$ 1,680,771		20,239,546	16,225,157	22,110,358	17,399,055	8,063,454
Expenses
Management fees to affiliate							209,909	509,703	642,150	544,908	248,551
Property operating							19,459	21,805	24,720	6,454	26,267
General and administrative							2,107,354	579,628	820,522	722,601	191,293
Acquisition-related							2,958,276	238,385	527,065	1,093,948	1,408,277
Amortization							4,931,670	3,973,704	5,382,671	4,464,124	1,738,715
Impairments							3,578,744	8,450	258,834	1,005,478	183,271
Total expenses					823,363		13,805,412	5,331,675	7,655,962	7,837,513	3,796,374
Other income and expenses
Interest expense							(6,070,326)	(5,502,771)	(7,831,847)	(5,406,753)	(1,957,834)
Loss on early extinguishment of debt							(902,625)		(2,905,259)
Realized loss on derivatives									(213,181)
Unrealized loss on derivatives							(2,023,572)	(6,393)	(643,481)	1,493,041	(1,226,864)
Gain on sale of real property interest							82,026
Total other income and expenses					(3,555,756)		(8,914,497)	(5,509,164)	(11,593,768)	(3,913,712)	(3,184,698)
Net income (loss)					(2,698,348)	$ 5,558,976	(2,480,363)	5,384,318	2,860,628	5,647,830	1,082,382
Less: Net income (loss) attributable to Predecessor							426,872	$ (5,384,318)	(5,558,976)	$ (5,647,830)	$ (1,082,382)
Net loss attributable to partners					(2,698,348)		$ (2,053,491)		$ (2,698,348)
Weighted-average limited partner units outstanding
Cash distribution declared per unit (in dollars per share)	$ 0.3175	$ 0.3075	$ 0.2975	$ 0.1344			$ 0.9225		$ 0.1344
Common Unitholders, Public
Other income and expenses
Net loss attributable to partners					(1,619,009)		$ (867,361)
Net loss per limited partner unit
Units - basic and diluted (in dollars per share)							$ (0.13)		$ (0.34)
Weighted-average limited partner units outstanding
Weighted-average units outstanding - basic and diluted (in shares)							6,500,519		4,702,665
Subordinated Unitholder, Landmark
Other income and expenses
Net loss attributable to partners					$ (1,079,339)		$ (1,186,130)
Net loss per limited partner unit
Units - basic and diluted (in dollars per share)							$ (0.38)		$ (0.34)
Weighted-average limited partner units outstanding
Weighted-average units outstanding - basic and diluted (in shares)							3,135,109		3,135,109